Stockholders' equity and dividend payment	12 Months Ended
Dec. 31, 2024
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 – Stockholders’ equity and dividend payment

Stockholders’ equity

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2022	162,653,339
Restricted stock issued	556,130
Retirement of treasury shares	(2,209,927)
Issued at December 31, 2023	160,999,542
Restricted stock issued	464,945
Retirement of treasury shares	(1,481,383)
Issued at December 31, 2024	159,983,104
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2024	250,000,000

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Preferred stock

Terms and rights of preferred shares will be established by the board when or if such shares would be issued.

Stock repurchases

In 2024, the Company purchased 1,481,383, or 0.9%, of its outstanding shares in the open market for an aggregate consideration of $13.2 million, at an average price of $8.89 per share. All shares were retired upon receipt. In 2023, the Company purchased 2,209,927 of its own shares in the open market for an aggregate consideration of $18.8 million, at an average price of $8.49 per share. All shares were retired upon receipt. In 2022, the Company purchased 4,326,379 of its own shares in the open market for an aggregate consideration of $24.8 million, at an average price of $5.71 per share. All shares were retired upon receipt.

Dividend payments

Dividend payments as of December 31, 2024:		Per share
Payment date:	Total payment	Common
February 28, 2024	$35.5 million	$0.22
May 31, 2024	$46.8 million	$0.29
August 30, 2024	$43.6 million	$0.27
November 29, 2024	$35.5 million	$0.22
Total payments as of December 31, 2024	$161.4 million	$1.00

Dividend payments as of December 31, 2023:		Per share
Payment date:	Total payment	Common
February 24, 2023	$61.9 million	$0.38
May 25, 2023	$37.5 million	$0.23
August 30, 2023	$56.7 million	$0.35
November 28, 2023	$30.6 million	$0.19
Total payments as of December 31, 2023	$186.7 million	$1.15

Dividend payments as of December 31, 2022:		Per share
Payment date:	Total payment	Common
February 24, 2022	$3.3 million	$0.02
May 26, 2022	$3.3 million	$0.02
August 30, 2022	$6.5 million	$0.04
November 29, 2022	$6.5 million	$0.04
Total payments as of December 31, 2022	$19.7 million	$0.12

Refer to Note 18 for the dividend paid after the reporting date.